Document and Entity Information	Mar. 28, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 28, 2020
Entity Registrant Name	SIGNET JEWELERS LIMITED
Entity File Number	1-32349
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	296 5872
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of $0.18 each
Trading Symbol	SIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000832988
Amendment Flag	false